Consolidated statements of earnings - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Consolidated statements of earnings [Abstract]
Revenue from products and services	$ 2,091,661	$ 2,156,852
Cost of products and services sold	1,467,940	1,390,233
Depreciation and amortization	327,973	330,345
Cost of sales	1,795,913	1,720,578
Gross profit	295,748	436,274
Administration	141,552	163,095
Impairment charges	0	358,330
Exploration	20,283	29,933
Research and development	1,757	5,660
Other operating expense	59,616	43
Loss on disposal of assets	2,303	6,947
Earnings (loss) from operations	70,237	(127,734)
Finance costs	(111,779)	(110,608)
Gain (loss) on derivatives	(81,081)	56,250
Finance income	22,071	5,265
Share of earnings from equity-accounted investee	32,321	0
Other income (expense)	108,160	(30,410)
Earnings (loss) before income taxes	39,929	(207,237)
Income tax recovery	(126,306)	(2,519)
Net earnings (loss)	166,235	(204,718)
Net earnings (loss) attributable to:
Equity holders	166,323	(204,942)
Non-controlling interest	(88)	224
Net earnings (loss)	$ 166,235	$ (204,718)
Earnings (loss) per common share attributable to equity holders:
Basic	$ 0.42	$ (0.52)
Diluted	$ 0.42	$ (0.52)